Acquisition (Details)	3 Months Ended		12 Months Ended
	Mar. 23, 2016 USD ($)	Sep. 23, 2015 USD ($) restaurant	Jun. 29, 2016 USD ($)
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition		Jun. 25, 2015
Business Acquisition, Name of Acquired Entity		Pepper Dining Holding Corp. ("Pepper Dining")
Number of restaurants acquired | restaurant		103
Payments to Acquire Businesses, Gross		$ 106,500,000
Cash and customary working capital purchase price adjustments		$ 900,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount			$ 12,800,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			259,600,000
Average annual revenue per acquired restaurant			2,500,000
Average annual royalty revenues lost per acquired restaurant			$ 104,000
Business Combination, Pro Forma Information, Disclosure Impracticable			Pro-forma financial information of the combined entities is not presented due to the immaterial impact of the financial results of the acquired restaurants on our consolidated financial statements.
Acquisition of Chili's restaurants [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment	$ (6,000,000)
Decrease to accrued liabilities, business combination, adjustment	200,000
Goodwill, Subsequent Recognition of Deferred Tax Asset	2,400,000
Goodwill, Purchase Accounting Adjustments	$ 3,400,000